SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SEGMENT INFORMATION
Schedule of segment information

	Three Months Ended March 31,
	2026	2025
Operating expenses
Reimbursement from JDAs and others	$3,410	$34
Payroll expense	(5,860)	(8,133)
Occupancy expense	(859)	(1,497)
Professional service expense	(916)	(606)
Research and development expense	(933)	(537)
Depreciation expense	(882)	(1,984)
Other operating expense	(451)	(399)
Loss from operations	$(6,491)	$(13,122)
Total other income (expense), net	(2,084)	252
Net loss	$(8,575)	$(12,870)

	Year Ended December 31,
	2025	2024
Operating expenses
Reimbursement from JDAs and others	$1,686	$3,570
Payroll expense	(26,375)	(35,638)
Occupancy expense	(6,292)	(7,124)
Professional service expense	(4,146)	(3,671)
Research and development expense	(3,646)	(2,990)
Depreciation expense	(6,067)	(8,302)
Loss on impairment and lease termination	(17,063)	—
Other operating expense	(1,685)	(2,365)
Loss from operations	$(63,588)	$(56,520)
Total other income (expense), net	(10,257)	2,176
Net loss	$(73,845)	$(54,344)

Cartesian Growth Corporation III
SEGMENT INFORMATION
Schedule of segment information

	March 31, 2026	December 31, 2025
Cash	$396,210	$624,163
Investments held in Trust Account	$285,868,994	$283,377,276

	For the Three Months Ended March 31,
	2026	2025
General and administrative costs	$811,301	$20,449
Interest earned on investments held in Trust Account	$2,491,718	$—

	December 31, 2025	December 31, 2024
Cash	$624,163	$—
Investments held in Trust Account	$283,377,276	$—

		For the Period
	For the	from October 29, 2024
	Year Ended	(Inception) Through
	December 31, 2025	December 31, 2024
General and administrative costs	$1,158,207	$42,620
Interest earned on investments held in Trust Account	$7,377,276	$—